CONSULTING AGREEMENTS - RELATED PARTY	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Consulting Agreements Related Party [Abstract]
Consulting Agreements Related Party Disclosure [Text Block]
Note 7 - Consulting Agreement – Related Party

On October 3, 2011, the Company entered into a definitive license agreement and an exclusive option agreement to negotiate a commercial license with Yeda Research and Development Company Ltd. (“Yeda”), a founder and shareholder of the Company. Yeda is the technology transfer and commercial arm of the Weizmann Institute of Science, for research conducted at the Weitzman Institute of Science for an invention comprising methods of bone marrow transplantation and cell therapy utilizing Veto cells. The option to negotiate originally expired on June 20, 2014 and was extended to September 1, 2014.

Under the terms of the agreement, Yeda granted the Company an exclusive worldwide license under the licensed information and the patents for the development, manufacture and sale of the products. In consideration for the grant of the license, the Company has paid and will pay Yeda: (1) on the date of signature of the agreement $210,000; (2) an annual license fee for 3 years in the amount of $800,000 for the period until October 3, 2014; (3) A non-refundable and non-creditable license fee of $50,000 per year during the terms of the agreement, commencing on the first day after the date of termination or expiry of the research period, (4) a royalty of 4% of net future sales by or on behalf of the Company or any sub licensees.

If the Company fails to achieve any of the milestones by the dates set forth in the agreement, Yeda is entitled to terminate the license upon written notice to the Company. Either Yeda or the Company may terminate the agreement and the license after the commitment of a material breach by the other party and in certain other instances as detailed in the agreement.

For the three months ended March 31, 2014 and 2013, the Company has recorded a charge to operations of $410,000 and $160,300, respectively, for this consulting arrangement. As of March 31, 2014 and December 31, 2013, approximately 0 and $380,000 has been accrued and is payable, respectively.

Note 8 - Consulting Agreements - Related Party

On October 3, 2011, the Company entered into a definitive license agreement and an exclusive option agreement to negotiate a commercial license with Yeda Research and Development Company Ltd. (“Yeda”), a founder and shareholder of the Company. Yeda is the technology transfer and commercial arm of the Weizmann Institute of Science, for research conducted at the Weitzman Institute of Science for an invention comprising methods of bone marrow transplantation and cell therapy utilizing Veto cells. The option to negotiate originally expired on June 20, 2014 and was extended to September 1, 2014.
Under the terms of the agreement, Yeda granted the Company an exclusive worldwide license under the licensed information and the patents for the development, manufacture and sale of the products. In consideration for the grant of the license, the Company has paid and will pay Yeda: (1) on the date of signature of the agreement $210,000; (2) an annual license fee for 3 years in the amount of $800,000 for the period until October 3, 2014; (3) A non-refundable and non-creditable license fee of $50,000 per year during the terms of the agreement, commencing on the first day after the date of termination or expiry of the research period; (4) a royalty of 4% of net future sales by or on behalf of the Company or any sub licensees.

If the Company fails to achieve any of the milestones by the dates set forth in the agreement, Yeda is entitled to terminate the license upon written notice to the Company. Either Yeda or the Company may terminate the agreement and the license after the commitment of a material breach by the other party and in certain other instances as detailed in the agreement.

For the years ended December 31, 2013 and 2012, the Company has recorded a charge to operations of approximately $784,000 and $796,000, respectively, for this consulting arrangement as a component of research and development expense. As of December 31, 2013, approximately $441,700